Deferred Revenue	9 Months Ended
Dec. 31, 2023
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred Revenue [Text Block]

13. Deferred Revenue

The Company recorded Deferred Revenue of $10,727,291 for deposits received from customers for the sale of all-electric vehicles and parts which were not delivered as at December 31, 2023 (March 31, 2023 - $9,998,609).

	Nine months ended	Year ended
	December 31, 2023	March 31, 2023
Deferred Revenue, beginning balance	$9,998,609	$6,514,712
Additions to deferred revenue during the period	4,059,843	11,576,344
Deposits returned	(231,415)	(302,298)
Revenue recognized from deferred revenue	(3,099,746)	(7,790,149)

Deferred Revenue, end of period	$10,727,291	$9,998,609
Current portion of deferred revenue	$8,206,961	$8,059,769
Long term portion of deferred revenue	$2,520,330	1,938,840
Total	$10,727,291	$9,998,609